18. Provisions	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Provisions
	2020					2019
Item	At beginning	Increases	Decreases	Recoveries	At end	At end
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Provisions

Current

Provision for lawsuits and claims	37,379	10,272	(10,897) (1)	(1,899)	34,855	37,379
12-31-2020	37,379	10,272	(10,897)	(1,899)	34,855
12-31-2019	1,125,676	7,191	(1,095,488) (2)	-		37,379

Non-current

Provision for wind farms dismantling	12,512	36,055	(3,164) (1)	-	45,403	12,512
12-31-2020	12,512	36,055	(3,164)	-	45,403
12-31-2019	-	12,512	-	-		12,512

(1)	Relates to the effect of the inflation for the year.

(2)	1,073,576 relates to the adoption of IFRIC 23. The remaining effect relates to the effect of the inflation for the year.